ACCOUNTS RECEIVABLE, NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accounts receivable and allowance for doubtful accounts
Accounts receivable	$ 41,049	255,744	159,024
Less: allowance for doubtful accounts	(4,100)	(25,545)	(2,809)
Accounts receivable, net	36,949	230,199	156,215
Analysis of the allowance for doubtful accounts
Balance, beginning of year	451	2,809	3,762
Additions for the current year	3,654	22,768	2,809
Deductions for the current year - Written off			(3,739)
Deductions for the current year - Recovery	(5)	(32)	(23)
Balance, end of year	$ 4,100	25,545	2,809